Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	As of December 31,
	2020	2021
Receivables from Franchisee A	19%	21%
Receivables from Franchisee B	*	18%
Receivables from Franchisee C	19%	15%
Receivables from Franchisee D	19%	12%
Receivables from Franchisee E	11%	*